Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 137,538,613	$ 136,242,116
Other financial assets	683,567	14,138,161
Other non-financial assets	5,948,923	5,611,861
Trade and other accounts receivable, net	174,113,323	191,284,680
Accounts receivable from related companies	9,450,263	5,370,232
Inventory	151,319,709	131,363,000
Current tax assets	2,532,056
Total Current Assets	481,586,454	484,010,050
Non-Current Assets:
Other financial assets	97,362,295	74,259,085
Other non-financial assets	34,977,264	47,394,345
Trade and other receivables	1,270,697	2,395,851
Accounts receivable from related parties	74,340	156,492
Investments accounted for under the equity method	102,410,945	86,809,069
Intangible assets other than goodwill	668,822,553	663,272,878
Goodwill	117,229,173	93,598,217
Property, plant and equipment	710,770,968	659,750,499
Deferred income tax assets		3,212,981
Total Non-Current Assets	1,732,918,235	1,630,849,417
Total Assets	2,214,504,689	2,114,859,467
CURRENT LIABILITIES
Other financial liabilities, current	56,114,977	67,981,405
Trade and other accounts payable, current	238,109,847	257,519,477
Accounts payable to related parties	45,827,859	33,961,437
Provisions	3,485,613	2,676,418
Income taxes payable	9,338,612	3,184,965
Employee benefits current provisions	33,210,979	35,955,643
Other non-financial liabilities, current	33,774,214	27,007,977
Total current liabilities	419,862,101	428,287,322
Other non-current financial liabilities	716,563,778	675,767,201
Non-current accounts payable	735,665	1,132,926
Provisions	58,966,913	62,947,748
Deferred tax liabilities	145,245,948	125,204,566
Post employment benefit liabilities	9,415,541	8,286,355
Total non-current liabilities	930,927,845	873,338,796
Equity:
Issued capital	270,737,574	270,737,574
Retained earnings	462,221,463	335,523,254
Other reserves	110,854,089	185,049,228
Equity attributable to equity holders of the parent	843,813,126	791,310,056
Non-controlling interests	19,901,617	21,923,293
Total Equity	863,714,743	813,233,349
Total Liabilities And Equity	$ 2,214,504,689	$ 2,114,859,467